Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of financial assets [line items]
Current assets	$ 1
GBM Agile deposit	3,753
Trade and other receivables	3,899	$ 91	$ 84
BAS receivables [member]
Disclosure of financial assets [line items]
Other receivables	104	51
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 41	$ 40